Taxes Payable	12 Months Ended
Dec. 31, 2011
Taxes Payable
Taxes Payable

12.                Taxes Payable

The following is a summary of taxes payable as of December 31, 2010 and 2011 (in thousands):

	December 31,	December 31,
	2010	2011
	RMB	RMB
Business tax	56,887	71,371
Withholding individual income taxes for employees	13,743	27,445
Enterprise income taxes	199,959	269,198
Others	18,743	23,755
	289,332	391,769